Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net operating loss carry forwards	$ 438,209	$ 347,000
Cumulative tax effect description	The cumulative tax effect at the expected rate of (3.4)% and (4.8)% of significant items comprising the Company’s net deferred tax amount is as follows:
Net cumulative current deferred tax asset	$ 242,000
Net cumulative long-term deferred tax liability	(2,312,000)
Accrued interest and penalties	$ 0	$ 0